Tradr 2X Long CRWV Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$106,077,279
TOTAL NET ASSETS — 100.0%	$106,077,279

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	CoreWeave, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	8/12/2026	$16,811,228	$-	$14,978,416
Marex	CoreWeave, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	9/22/2026	970,718	-	364,237
TD Cowen	CoreWeave, Inc.	Receive	7.03% (OBFR01* + 340bps)	At Maturity	6/2/2027	159,684,925	-	34,708,165
TOTAL EQUITY SWAP CONTRACTS								$50,050,818

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.